SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation		$ (414,003)
Property and equipment, net		76,470
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		89,170
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		25,420
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		25,365
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 350,518